Note 2 - Significant Accounting Policies	6 Months Ended
Jun. 30, 2022
Notes to Financial Statements
Significant Accounting Policies [Text Block]

2. Significant Accounting Policies

A summary of the Company's significant accounting policies is discussed in Note 2 of the Company’s consolidated financial statements, included in the Annual Report on Form 20-F for the fiscal year ended  December 31, 2021 (the “2021 Annual Report”). There have been no changes to the Company’s significant accounting policies.